PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Target
Retirement 2050 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 28.5%
109,972  iShares Core S&P Mid-
Cap ETF
$ 6,805,067
7.0
25,927  iShares Core S&P
Small-Cap ETF
2,898,379
3.0
285,003  Vanguard FTSE
Developed Markets
ETF
14,555,103
15.1
74,506  Vanguard FTSE
Emerging Markets ETF
3,332,654
3.4
Total Exchange-Traded
Funds
(Cost $24,639,780)
27,591,203
28.5
MUTUAL FUNDS : 71.4%
Affiliated Investment Companies : 16.0%
559,577  Voya Intermediate
Bond Fund - Class R6
4,924,281
5.1
709,852  Voya Multi-Manager
International Equity
Fund - Class I
7,694,794
8.0
266,688  Voya VACS Series
EME Fund
2,826,889
2.9
15,445,964
16.0
Unaffiliated Investment Companies : 55.4%
258,545  Fidelity 500 Index
Fund
53,552,435
55.4
Total Mutual Funds
(Cost $68,317,704)
68,998,399
71.4
Total Long-Term
Investments
(Cost $92,957,484)
96,589,602
99.9
Total Investments in
Securities
(Cost $92,957,484) $ 96,589,602 99.9
Assets in Excess of
Other Liabilities 94,860 0.1
Net Assets $ 96,684,462 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2050 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 27,591,203 $ — $ — $ 27,591,203
Mutual Funds 68,998,399 — — 68,998,399
Total Investments, at fair value $ 96,589,602 $ — $ — $ 96,589,602
Other Financial Instruments+
Futures 10,736 — — 10,736
Total Assets $ 96,600,338 $ — $ — $ 96,600,338
Liabilities Table
Other Financial Instruments+
Futures $ (1,331) $ — $ — $ (1,331)
Total Liabilities $ (1,331) $ — $ — $ (1,331)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 4,181,362 $ 2,159,357 $ (1,534,700) $ 118,262 $ 4,924,281 $ 196,331 $ (2,352) $ —
Voya Multi-Manager International
Equity Fund - Class I
6,896,270 3,276,233 (2,408,759) (68,950) 7,694,794 135,612 284,121 —
Voya Short Duration Bond Fund -
Class R6
— 491,648 (491,648) — — 3,970 2,029 —
Voya VACS Series EME Fund
2,510,177 997,173 (511,042) (169,419) 2,826,889 124,823 44,452 12,085
$ 13,587,809 $ 6,924,411 $ (4,946,149) $ (120,107) $ 15,445,964 $ 460,736 $ 328,250 $ 12,085
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At February 28, 2025, the following futures contracts were outstanding for Voya Target Retirement 2050 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 23 06/30/25 $ 2,482,563 $ 10,736
$ 2,482,563 $ 10,736
Short Contracts:
3-month SOFR (10) 09/16/25 (2,398,875) (1,331)
$ (2,398,875) $ (1,331)

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
3
Voya Target
Retirement 2050 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,644,774
Gross Unrealized Depreciation (12,656)
Net Unrealized Appreciation $ 3,632,118